Significant accounting policies, Effect of IBOR Reform (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets [Abstract]
Assets	$ 1,233,820	$ 1,490,073
Financial liabilities [Abstract]
Liabilities	6,396,624	$ 6,658,891
LIBOR [Member]
Financial assets [Abstract]
Assets	0
Financial liabilities [Abstract]
Liabilities	1,131,072
Project Debt [Member] | LIBOR [Member]
Financial liabilities [Abstract]
Liabilities	1,068,501
Non-derivative Items [Member] | LIBOR [Member]
Financial liabilities [Abstract]
Liabilities	1,068,501
Derivatives [Member] | LIBOR [Member]
Financial liabilities [Abstract]
Liabilities	62,571
Non-derivative Items [Member] | LIBOR [Member]
Financial assets [Abstract]
Assets	0
Derivatives [Member] | LIBOR [Member]
Financial assets [Abstract]
Assets	$ 0